Other investments	12 Months Ended
Mar. 31, 2023
Disclosure of investments other than investments accounted for using equity method [Abstract]
Other investments
8.
Other investments

Other investments consist of investments in units of mutual funds, equity securities, bonds, commercial paper, limited liability partnership firm, market linked debentures and term deposits with banks (i.e., certificates of deposit having an original maturity period exceeding 3 months).
The details of such investments as of
March
31, 2023 and 2022 are as follows:

	As of March 31, 2023						As of March 31, 2022
	Cost		Unrealized gain/(loss)		Fair value/ amortized cost		Cost		Unrealized gain		Fair value/ amortized cost
Current portion
In units of mutual funds	Rs.	37,635	Rs.	545	Rs.	38,180	Rs.	16,714	Rs.	37	Rs.	16,751
In term deposits with banks		11,524		-		11,524		9,340		-		9,340
In bonds		2,893		-		2,893		2,249		-		2,249
In market linked debentures		1,000		(6)		994		-		-		-
In commercial paper		2,328		-		2,328		973		-		973
In equity securities		214		(144)		70		214		(14)		200
Others		29		-		29		-		-		-
	Rs.	55,623	Rs.	395	Rs.	56,018	Rs.	29,490	Rs.	23	Rs.	29,513
Non-current portion
In term deposits with banks	Rs.	-		-	Rs.	-	Rs.	2,000		-	Rs.	2,000
In equity securities (1)		2,701		(2,419)		282		2,701		(1,701)		1,000
In limited liability partnership firm		400		(22)		378		400		(14)		386
In bonds		-		-		-		256		-		256
Others		-		-		-		26		-		26
	Rs.	3,101	Rs.	(2441)	Rs.	660	Rs.	5,383	Rs.	(1,715)	Rs.	3,668

(1)
Primarily represents the investment in shares of Curis, Inc. The cost of acquisition was Rs.2,699. As of March 31, 2023 and 2022, the Company has recognized an unrealized loss of Rs.2,431 and Rs.1,713, respectively
,
in the OCI for the fair value changes

For the purpose of measurement, the aforesaid investments are classified as follows
:

Investments in units of mutual funds	Fair value through profit and loss
Investments in bonds, commercial paper, term deposits with banks and others	Amortized cost
Investments in equity securities	Fair value through other comprehensive income (on account of irrevocable option elected at time of transition) and fair value through profit and loss
Investment in limited liability partnership firm	Fair value through profit and loss
Investment in market linked debentures	Fair value through other comprehensive income